Financial Instruments (Details) - Schedule of Financial Assets (Liabilities) Measured at Fair Value - USD ($) $ in Thousands	Sep. 30, 2024	Dec. 31, 2023	Sep. 30, 2023
Level 1 [Member]
Schedule of Financial Assets (Liabilities) Measured at Fair Value [Line Items]
Derivatives instruments
Contingent consideration
Level 2 [Member]
Schedule of Financial Assets (Liabilities) Measured at Fair Value [Line Items]
Derivatives instruments	27	149	(98)
Contingent consideration
Level 3 [Member]
Schedule of Financial Assets (Liabilities) Measured at Fair Value [Line Items]
Derivatives instruments
Contingent consideration	$ (20,472)	$ (21,855)	$ (22,326)